Income Taxes (Tables)	12 Months Ended
Jun. 30, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The income tax provision consisted of the following:
	2017	2016	2015

Current income tax expense	$-	$(776,109)	$2,876,710
Deferred taxation	-	(26,518)	852,528
	$-	$(802,627)	$3,729,238

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the income tax expenses and the expected income tax computed at statutory Enterprise Income Tax rate (“EIT”) of the PRC was as follows:
	2017	2016	2015

Income (loss) before income taxes	$(28,427,244)	$(7,558,230)	$5,135,757

Income tax computed at statutory EIT rate (25%)	(7,106,811)	(1,889,558)	1,283,939
Effect of different tax rates available to different jurisdictions	-	-	123,830
Non-deductible expenses	6,290,595	1,086,931	1,976,633
Change in valuation allowance and others	816,216	-	344,836
Income tax expenses	$-	$(802,627)	$3,729,238

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to the following approximate deferred tax assets and liabilities as of June 30, 2017 and 2016 are presented below:
	2017	2016
Current portion:
Operating loss carryforward	$207,868	$207,868
Accrued receivable	402,605	483,896
Corporation Income Tax in accordance with the PRC State Administration of Taxation	(633,409)	(667,851)
Net deferred tax (liabilities) assets	$(22,936)	$23,913